Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

	Computers and peripheral equipment	Office furniture and equipment	Leasehold improvements	Total
Cost
Balance as at January 1, 2020	156	52	55	263
Additions	16	-	-	16
Disposals	(2)	-	-	(2)
Translation adjustments	12	6	5	23
Balance as at December 31, 2020	182	58	60	300

Balance as at January 1, 2021	182	58	60	300
Additions	23	-	-	23
Translation adjustments	7	2	2	11
Balance as at December 31, 2021	212	60	62	334

Accumulated Depreciation
Balance as at January 1, 2020	112	8	2	122
Additions	26	5	9	40
Disposals	(2)	-	-	(2)
Translation adjustments	10	1	1	12
Balance as at December 31, 2020	146	14	12	172

Balance as at January 1, 2021	146	14	12	172
Additions	27	5	10	42
Translation adjustments	6	1	1	8
Balance as at December 31, 2021	179	20	23	222

Carrying amounts
As at December 31, 2020	36	44	48	128
As at December 31, 2021	33	40	39	112